DEFERRED INCOME (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Accruals and deferred income including contract liabilities [abstract]
Contractual Liabilities (costumers contracts)		R$ 1,016,935	[1]	R$ 963,407	[1]	R$ 865,407
Sale of goods and fixed assets	[2]	61,919		68,699
Government grants		6,714		17,124
Other	[3]	60,478		37,373
Total		1,146,046		1,086,603
Current		1,019,134		960,078
Non-current		R$ 126,912		R$ 126,525

[1]	Refers to the balance of contractual liabilities of customers, deferred to match performance obligations over time.
[2]	Includes the net balances of the residual values from sale of non-strategic towers and rooftops, transferred to income as the conditions for recognition are met..
[3]	The consolidated amounts include the resale of software licenses from the indirect subsidiary TIS.